CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Narrative) - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations	¥ 72.4	¥ 72.4